Commitments and Contingencies (Details Narrative) $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 07, 2024 USD ($) ft²	Aug. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Operating Lease, Right-of-Use Asset			$ 319	$ 319
Short-term lease liability			144	144
Long-term lease liability			141	141
Lease Agreement [Member]
Area of Land | ft²	2,100
Operating Lease, Right-of-Use Asset	$ 400
Operating Lease, Liability	$ 300
Subordinated Borrowing, Interest Rate	11.23%
Short-term lease liability			100	100
Long-term lease liability			$ 100	$ 100
Common Stock [Member]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares			74,544	74,544	2,000,000
Conduit Pharmaceuticals Ltd [Member]
Settelment expense		$ 2,000
Business Acquisition, Transaction Costs		$ 2,000
Conduit Pharmaceuticals Ltd [Member] | Common Stock [Member]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares		6,500,000
Business Acquisition, Transaction Costs		$ 6,500